Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14. Intangible assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2023	239,709	168,694	42,339	147,204	1,146	599,092
Additions	—	—	1,777	21,598	633	24,008
Disposals	—	—	(369)	(431)	(166)	(966)
Business combinations	23,966	—	99,295	3,520	305	127,086
Exchange differences	(7,405)	(5,862)	(765)	(851)	(43)	(14,926)
Other movements and reclassifications	—	—	1,644	(1,000)	(1,769)	(1,125)
Balance at December 31, 2023	256,270	162,832	143,921	170,040	106	733,169
Additions	—	—	2,224	25,901	373	28,498
Disposals	—	—	(2,802)	(711)	—	(3,513)
Business combinations	8,280	—	—	—	—	8,280
Exchange differences	11,080	10,360	6,463	1,755	1	29,659
Other movements and reclassifications	—	—	3,518	(1,751)	(226)	1,541
Balance at December 31, 2024	275,630	173,192	153,324	195,234	254	797,634

Accumulated amortization at January 1, 2023	—	—	(36,989)	(106,195)	—	(143,184)
Amortization	—	—	(3,963)	(15,190)	—	(19,153)
Disposals	—	—	369	413	—	782
Impairment	—	—	—	(35)	—	(35)
Exchange differences	—	—	164	531	—	695
Other movements and reclassifications	—	—	(929)	929	—	—
Balance at December 31, 2023	—	—	(41,348)	(119,547)	—	(160,895)
Amortization	—	—	(5,466)	(16,686)	—	(22,152)
Disposals	—	—	3,029	692	—	3,721
Impairment	—	—	—	(58)	—	(58)
Exchange differences	—	—	(425)	(1,502)	—	(1,927)
Other movements and reclassifications	—	—	(3,057)	1,097	—	(1,960)
Balance at December 31, 2024	—	—	(47,267)	(136,004)	—	(183,271)

Carrying amount at:
January 1, 2023	239,709	168,694	5,350	41,009	1,146	455,908
December 31, 2023	256,270	162,832	102,573	50,493	106	572,274
December 31, 2024	275,630	173,192	106,057	59,230	254	614,363

Goodwill of €8,280 thousand recognized during the period related to the acquisition of the ZEGNA business in South Korea. For additional information, see Note 39 — Business combinations.
Goodwill and brands with an indefinite useful life
Goodwill originated on acquisitions made by the Group and brands with an indefinite useful life that are acquired separately are attributable to the following operating segments:

	At December 31,
(€ thousands)	2024	2023
ZEGNA	33,344	25,568
Thom Browne	415,478	393,534
Total goodwill and brands with an indefinite useful life	448,822	419,102
In accordance with IAS 36, goodwill and brands with an indefinite useful life are not amortized and are tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill and brands with an indefinite useful life are allocated to each of the Group’s CGUs (or groups of CGUs) and the recoverable amount of all CGUs and groups of CGUs is based on a value in use calculation, which uses cash flow projections based on the last approved budget forecast calculations, which are prepared separately for each CGU. These budget and forecast calculations generally cover a period of three years. A long-term growth rate is calculated and applied to project future cash flows after the third year. In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The main assumptions to calculate the recoverable amount are the following:
•Terminal value: determined using the perpetuity method at a long-term growth rate which represents the present value, at the last year of projection, of all expected future cash flows, and the growth rate used to calculate the terminal value was 3.00% for the Zegna segment and ranged between 2.75% and 3.00% for the Thom Browne segment, which has been determined according to the diverging inflation and GDP outlook in related geographical areas;
•Discount rate: the rate used to discount cash flows was calculated using the weighted average cost of capital (“WACC”) post tax. For the 2024 impairment test, the WACC used for discounting purposes ranged between 8.75% and 9.46% (between 8.81% and 9.55% for 2023). The WACC was calculated for each CGU and group of CGUs subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield;
•EBITDA: See table below for the EBITDA compound annual growth rate (CAGR) assumptions utilized to calculate the expected future cash flows.
The calculation of the value in use for all CGUs and groups of CGUs is most sensitive to the following assumptions:
•Discount rates (WACC);
•Growth rates used to extrapolate cash flows beyond the forecast period; and
•EBITDA CAGR rate for the forecast period.
The following tables detail the sensitivity of the impairment testing to reasonably possible changes in assumptions for those CGUs that have significant goodwill and brands with an indefinite useful life allocated to them.

2024
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2024	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne group	396	875	275	+31.5%	247	325	325
CGU Thom Browne Korea Ltd.	30	901	300	+28.7%	21	26	26
CGU Ermenegildo Zegna Korea Co.Ltd.	5	901	300	+52.5%	3	4	3
CGU Gruppo Dondi S.p.A.	49	946	300	+17.0%	38	44	44
CGU Bonotto S.p.A.	19	946	300	+9.1%	13	16	16
CGU In.Co. S.p.A.	83	946	300	+60.8%	53	68	69
CGU Tessitura Ubertino S.r.l.	23	946	300	+4.5%	19	21	21

2023
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2023	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne group	484	881	300	+15.9%	317	403	405
CGU Thom Browne Korea Ltd.	31	905	300	n.a.	22	27	25
CGU Gruppo Dondi S.p.A.	51	955	300	+15.5%	39	45	46
CGU Bonotto S.p.A.	6	955	300	-9.5%	3	5	5
CGU In.Co. S.p.A.	39	955	300	+11.2%	20	30	30
CGU Tessitura Ubertino S.r.l.	20	955	300	(2.8%)	16	18	18
Based on the analysis performed, no impairment of goodwill or brands with an indefinite useful life was recognized for the years ended December 31, 2024, 2023 and 2022.
TOM FORD FASHION license agreement

As part of the TFI Acquisition completed in April 2023, the Group became a long-term licensee for all TOM FORD men’s and women’s fashion as well as accessories and underwear, fine jewelry, childrenswear, textile, and home design products, and recognized the fair value of the TOM FORD FASHION license agreement within intangible assets and property, plant and equipment include for a total amount of €99,295 thousand at the acquisition date. The estimated useful life of the license agreement is 30 years. For additional information relating to the TFI Acquisition see Note 39 — Business combinations.
As a result of slowing demand for luxury products in 2024 due to challenging consumer confidence and conditions for the luxury sector, management performed an impairment test over the Tom Ford Fashion segment for 2024. Based on the results of the test performed, no impairment was identified.
The calculation of the value in use for the Tom Ford Fashion segment is most sensitive to the following assumptions:
•Discount rate (WACC);
•Growth rate used to extrapolate cash flows for years eleven to thirty of the license agreement; and
•EBITDA CAGR rate for the forecast period.
Sensitivity analysis
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment test, sensitivity analyses were conducted.
The following table presents the sensitivity of the 2024 impairment test of the Tom Ford Fashion segment to reasonably possible changes in the aforementioned assumptions:

		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Headroom	WACC (%)	Growth rate (%)	EBITDA CAGR (%) vs. current year	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
Tom Ford Fashion segment	64	9.62%	3.00%	9.00%	14	55	16
The sensitivity analysis of the aforementioned assumptions (WACC and growth rate) used to determine the recoverable value of the Tom Ford Fashion segment confirmed that there was no impairment.